FINANCIAL RISK MANAGEMENT - Disclosure of changes in assets and liabilities on basis of strengthening CAD against USD (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and equivalents [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	$ (5,079)	$ (7,425)
Accounts receivable [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	(1,198)	(832)
Accounts payable and accrued liabilities [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	1,950	1,972
Senior secured notes [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	39,697	40,587
Equipment loans [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	5,153	2,425
Lease liabilities [Member]
Disclosure Foreign Currency Sensitivity Analysis [Line Items]
Change in financial assets and liabilities due to exchange rate	$ 274	$ 69